Schedule of Investments

March 31, 2024 (unaudited)

Tactical Income Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(@)

Registered Investment Companies - 73.7%

U.S. Fixed Income - 61.4%
BBH Limited Duration Fund - Class I		500,370	5,158,814
BRANDYWINEGLOBAL HIGH YIELD CLASS I		875,527	8,912,869
Diamond Hill Short Duration Securitized Bond Fund - Class Y		235,163	2,295,191
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		833,827	9,005,336
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		759,036	7,180,477
PIMCO LOW DURATION INCOME FUND - CLASS I		1,332,770	10,675,488

			43,228,175

International Fixed Income - 12.3%
iShares JP Morgan USD Emerging Markets Bond ETF (3)		96,423	8,646,250

			8,646,250

Total Registered Investment Companies	(Cost	$50,565,134)	51,874,425

Money Market Registered Investment Companies - 26.4%

Meeder Institutional Prime Money Market Fund, 5.33% (1)		18,542,368	18,544,222

Total Money Market Registered Investment Companies	(Cost	$18,539,947)	18,544,222

Total Investments - 100.1%	(Cost	$69,105,081)	70,418,647

Liabilities less Other Assets - (0.1%)			(80,362)

Total Net Assets - 100.0%			70,338,285

Trustee Deferred Compensation (2)

Meeder Balanced Fund - Retail Class		1,470	19,963
Meeder Dynamic Allocation Fund - Retail Class		3,813	56,356
Meeder Muirfield Fund - Retail Class		2,261	22,746
Meeder Conservative Allocation Fund - Retail Class		436	9,915

Total Trustee Deferred Compensation	(Cost	$88,446)	108,980

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
● Level 1 - quoted prices in active markets for identical securities
● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (4)
Level 1 - Quoted Prices	$70,418,647	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$70,418,647	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(2)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(3)	Exchange-traded fund.

(4)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.